Net Income (Expense) from Financial Operations	12 Months Ended
Dec. 31, 2021
Disclosure of finance income (cost) [text block] [Abstract]
NET INCOME (EXPENSE) FROM FINANCIAL OPERATIONS

NOTE 28

NET INCOME (EXPENSE) FROM FINANCIAL OPERATIONS

The detail of income (expense) from financial operations is as follows:

	For the years ended December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$

Net (losses)/gains on trading derivatives	(24,592)	42,704	(162,183)
Net (losses)/gains on financial assets at fair value through profit or loss	(4,816)	1,689	11,878
Net gains on financial assets measured at fair value through other comprehensive income	23,187	80,679	63,672
Sale of loans and accounts receivables from customers
Current portfolio	(7)	48	63
Charged-off portfolio	2,738	(110)	3,248
Repurchase of issued bonds (*)	(8,579)	(24,973)	3,073
Other income (expense) from financial operations	5,666	(9,237)	2,084
Total income (expense)	(6,403)	90,800	(78,165)
(*)	The Bank repurchased its own bonds, see Note 2 for details.